CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
REVENUES:
Revenue from services	$ 35,573,513	$ 1,174,376	[1]	$ 0
EXPENSES:
Voyage expenses	4,078,667	4,248,856		5,052,228
Loss on vessels held for sale	5,554,777	3,629,521		0
General and administrative expenses	19,429,796	13,343,878		5,681,371
Net gain / (loss) on sale of vessels	(2,005,320)	19,298,394		6,383,858
OTHER INCOME/(EXPENSES):
Interest and finance costs	4,971,728	6,086,355		11,259,643
Related Party [Member]
REVENUES:
Revenue from services	10,764,653	381,778	[1]	0
EXPENSES:
Voyage expenses	1,566,628	1,170,615		1,274,384
Loss on vessels held for sale	145,000	165,000		0
General and administrative expenses	3,942,173	7,859,350		3,099,000
Net gain / (loss) on sale of vessels	699,205	2,069,012		1,111,135
OTHER INCOME/(EXPENSES):
Interest and finance costs	$ 2,775,459	$ 781,828		$ 0

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.